Interests in subsidiaries (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Bonso Electronics Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding, providing management and administrative support to the Group companies	Investment holding, providing management and administrative support to the Group companies
Bonso Investment Limited
Place of incorporation and kind of legal entity	Hong Kong,limited liability company	Hong Kong,limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding and property investment	Investment holding and property investment
Bonso Electronics (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding and property rental	Investment holding and property rental
Bonso Advanced Technology Limited
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Investment holding and trading of scales and pet electronics products	Investment holding and trading of scales and pet electronics products
Bonso Advanced Technology (Xinxing) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Production of scales and pet electronics products and property rental	Production of scales and pet electronics products and property rental
Bonso Technology (Shenzhen) Company, Limited
Place of incorporation and kind of legal entity	PRC, limited liability company	PRC, limited liability company
Percentage of capital held by the Company	100.00%	100.00%
Principal activities	Product development	Product development